INTANGIBLE ASSETS - Goodwill breakdown (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
INTANGIBLE ASSETS
Goodwill	R$ 23,062,421
Ajato Telecomunicacao Ltda.
INTANGIBLE ASSETS
Goodwill	149
Spanish and Figueira, by the merger of Telefonica Data Brasil Holding (TDBH) in 2006
INTANGIBLE ASSETS
Goodwill	212,058
Santo Genovese Participacoes, Atrium Telecomunicacoes, which took place in 2004
INTANGIBLE ASSETS
Goodwill	71,892
Telefonica Televisao Participacoes, former Navytree, occurred in 2008
INTANGIBLE ASSETS
Goodwill	780,693
Vivo Participacoes, occurred in 2011
INTANGIBLE ASSETS
Goodwill	9,160,488
GVT Participacoes, occurred in 2015
INTANGIBLE ASSETS
Goodwill	R$ 12,837,141